Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		¥ (42,481)	¥ 559,139	¥ 689,959
Foreign exchange gains (losses)-net	[1]	69,453	113,553	(34,520)
Net trading gains (losses)		26,972	672,692	655,439
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[2]	(209,361)	319,225	265,324
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		37,129	65,101	(93,601)
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[2]	1,777	17,970	(101,988)
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[3]	900	(1,731)	(15,171)
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		742	2,015	368
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		¥ 126,332	¥ 156,559	¥ 635,027

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.
[2]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
[3]	Amounts do not include the net loss of ¥2,836 million, ¥5,230 million and ¥7,594 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2015, 2016 and 2017, respectively. The net loss is recorded in Other noninterest expenses.